Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 — Income Taxes

Income tax expense (benefit) and effective income tax rate were as follows for the periods indicated:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands USD)	2021	2020	2021	2020
Income tax expense (benefit)	$96	$1,012	$(13)	$2,460
Effective tax rates	(0.9)%	(10.8)%	0.1%	(14.3)%

The Company computes its year-to-date provision for income taxes by applying the estimated annual effective tax rate to year-to-date pretax income or loss and adjusts the provision for discrete tax items recorded in the period.

For the three months ended September 30, 2021, the Company reported a tax expense of $0.1 million on a pretax loss of $10.7 million which resulted in a negative effective tax rate of 0.9%. The Company’s effective tax rate differs from the U.S. statutory rate of 21% due to the mix of earnings in international jurisdictions with relatively higher tax rates and losses incurred in jurisdictions for which no tax benefit is recognized.

For the three months ended September 30, 2020, the Company reported a tax expense of $1.0 million on a pretax loss of $9.3 million, which resulted in a negative effective tax rate of 10.8%. The Company’s effective tax rate differs from the U.S. Statutory rate of 21% primarily due to the mix of earnings in international jurisdictions with relatively higher tax rates, discrete tax items recorded in the third quarter related to impairment charges, and losses incurred in jurisdictions for which no tax benefit is recognized.

For the nine months ended September 30, 2021, the Company reported a nominal tax benefit on a pretax loss of $14.1 million which resulted in an effective tax rate of 0.1%. The Company’s effective tax rate differs from the U.S. statutory rate of 21% due to losses incurred in jurisdictions for which no tax benefit is recognized.

For the nine months ended September 30, 2020, the Company reported a tax expense of $2.5 million on a pretax loss of $17.2 million, which resulted in a negative effective tax rate of 14.3%. The Company’s effective tax rate differs from the U.S. Statutory rate of 21% primarily due to the mix of earnings in international jurisdictions with relatively higher tax rates, discrete tax items recorded in the third quarter related to impairment charges, and losses incurred in jurisdictions for which no tax benefit is recognized.

Note 11 — Income taxes

Income (loss) before income tax for the years 2020, 2019 and 2018 is allocated as follows:

	Year ended December 31,
(in thousands USD)	2020	2019	2018
USA	$(2,608)	$(18,004)	$(1,656)
Mexico	(22,082)	6,122	6,657
Other Countries	699	1,213	1,271
Total	$(23,991)	$(10,669)	$6,272

Income tax expense (benefit) for the years 2020, 2019 and 2018 is allocated as follows:

	Year ended December 31,
(in thousands USD)	2020	2019	2018
Current income tax	$943	$4,339	$2,435
Deferred income tax	1,398	1,135	(277)
Total income tax expense	$2,341	$5,474	$2,158

The reconciliation between our effective income tax rate and the statutory tax rates were as follows:

	Year ended December 31,
(in thousands USD)	2020	2019	2018
Income (loss) before income tax expense	$(23,991)	$(10,669)	$6,272
Statutory tax rates	21%	21%	30%

Computed expected income tax expense (benefit)	(5,038)	(2,240)	1,882
Increase (decrease) in income taxes resulting from:
Change in deferred tax asset valuation allowance	4,751	4,680	226
Permanent amortization	3,498	713	(931)
Non-deductible expenses	1,724	1,607	904
Foreign tax rate differential	(2,320)	808	144
State and local income taxes, net of federal income tax benefit	(51)	(187)	(30)
Taxable inflation adjustment	23	(27)	114
Non deductible interest	210	113	—
Provision to return	483	—	—
Effect of change in state rate	(167)	—	—
CARES Act	(337)	—	—
Tax loss carryforwards applied	—	—	(386)
Net GILTI Inclusion	—	—	313
Other, net	(435)	7	(78)
Reported income tax expense (benefit)	$2,341	$5,474	$2,158
Effective tax rate	(9.8)%	(51.3)%	34.4%

The statutory tax rate changed from 2018 to 2019 because of a change in jurisdiction, as a result of the Company redomiciling from Mexico to the United States.

The Company has the following tax rates in relevant jurisdiction:

	Tax rates
	2020	2019	2018
United States	21%	21%	21%
Mexico	30%	30%	30%
Brazil	34%	34%	34%
Spain	25%	25%	25%
Argentina	30%	30%	30%

The components of the Company’s deferred tax balances are as follows:

	December 31,
(in thousands USD)	2020	2019
Deferred tax assets:
Tax loss carryforward	$6,353	$3,878
Provision for doubtful accounts	67	83
Fixed assets	250	220
Accrued liabilities and other expenses	3,444	4,738
Deferred revenues	445	422
Business interest limitation	2,225	1,433
	December 31,
(in thousands USD)	2020	2019
Operating lease liability	2,178	2,900
Equity-based compensation	648	558
Intangible assets	177	—
Other	369	347
Gross deferred tax assets:	16,156	14,579
Less: Valuation allowance	(10,010)	(5,124)
Total deferred tax assets	6,146	9,455

Deferred tax liabilities:
Intangible assets	5,123	6,580
Operating lease ROU assets	2,130	2,851
Insurance	21	365
Fixed assets	515	—
Obligation for contingent purchase price	777	—
Other	653	2,482
Total deferred tax liabilities	9,219	12,278
Net deferred tax assets (liabilities)	$(3,073)	$(2,823)

The change in the total valuation allowance for deferred tax assets is as follows:

	December 31,
(in thousands USD)	2020	2019	2018
Opening balance January 1,	$5,124	$535	$—
Utilization during the year	(99)	—	—
Increases during the year	4,985	4,589	535
Closing balance December 31,	$10,010	$5,124	$535

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which temporary differences are deductible.

Management considers the scheduled reversal of deferred tax liabilities and projected taxable income in making this assessment. In order to fully realize a deferred tax asset, the Company must generate future taxable income prior to the expiration of the deferred tax asset under applicable law. Based on the level of historical taxable income and projections for future taxable income over the periods during which the Company’s deferred tax assets are deductible, management believes that it is more likely than not that the Company will realize the benefits of these deductible differences, net of the existing valuation allowances as of December 31, 2020. The amount of the Company’s deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

As of December 31, 2020, the Company is in a full valuation allowance for its deferred tax assets for which the Company does not has enough evidence to support its realization. The total amount of valuation allowance as of December 31, 2020 is $10.0 million, primarily related to a full valuation allowance on the Company’s tax loss carryforwards in Mexico and a partial valuation allowance for the Company’s net deferred tax assets in the U.S.

The Company’s remaining tax loss carryforwards as of December 31, 2020, expire as follows:

Year of expiration, (in thousands USD)	Amount
2027	$764
2028	$600
2029	$11,371
2030	$7,156

The Company has not accrued any income, distribution or withholding taxes that would arise if the undistributed earnings of the Company’s foreign subsidiaries, which cannot be repatriated in a tax-free manner, were repatriated.

The Company accounts for tax contingencies by assessing all material positions, including all significant uncertain positions, for all tax years that are open to assessment or challenge under tax statutes. Those positions that have only timing consequences are separately analyzed based on the recognition and measurement model.

As required by the uncertain tax position guidance, the Company recognizes the financial statement benefit of a position only after determining that the relevant tax authority would more likely than not sustain the position following an audit. For tax positions meeting the more likely-than-not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company is subject to income taxes in the U.S. federal jurisdiction, Mexico, and various state and foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations and require significant judgment to apply. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for the years before 2017. The Company applies the uncertain tax position guidance to all tax positions for which the statute of limitations remains open. The Company’s policy is to classify interest accrued as interest expense and penalties as other income (expense). As of December 31, 2020 and 2019, the Company did not have any amounts accrued for interest and penalties or recorded for uncertain tax positions.